SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 61.5%
	Automobiles & Components — 1.9%
	Automobiles — 1.9%
	Mercedes-Benz Group AG	133,563	$ 7,446,368
	Stellantis NV	278,210	3,630,641
			11,077,009
	Banks — 2.6%
	Banks — 2.6%
	Citigroup, Inc.	50,610	3,562,438
	JPMorgan Chase & Co.	30,100	7,215,271
	Regions Financial Corp.	184,100	4,330,032
			15,107,741
	Consumer Discretionary Distribution & Retail — 1.6%
	Broadline Retail — 1.6%
	Alibaba Group Holding Ltd.	202,000	2,143,112
[a]	MercadoLibre, Inc.	4,300	7,311,892
			9,455,004
	Consumer Durables & Apparel — 1.0%
	Household Durables — 1.0%
	Sony Group Corp. Sponsored ADR	266,125	5,631,205
			5,631,205
	Energy — 8.2%
	Oil, Gas & Consumable Fuels — 8.2%
	Enbridge, Inc.	250,870	10,647,729
	Eni SpA	362,100	4,952,926
	Equinor ASA	256,946	6,094,513
	Petroleo Brasileiro SA Sponsored ADR	302,585	3,891,243
	Shell plc	173,200	5,402,907
	South Bow Corp.	26,474	624,716
	TC Energy Corp.	132,373	6,169,027
	TotalEnergies SE	183,632	10,151,783
			47,934,844
	Financial Services — 2.2%
	Capital Markets — 1.9%
	CME Group, Inc.	49,000	11,379,270
	Financial Services — 0.3%
[a,b]	Adyen NV	1,025	1,525,729
			12,904,999
	Food, Beverage & Tobacco — 0.6%
	Food Products — 0.6%
	Nestle SA	40,393	3,313,970
			3,313,970
	Health Care Equipment & Services — 0.8%
	Health Care Equipment & Supplies — 0.8%
	Medtronic plc	55,600	4,441,328
			4,441,328
	Insurance — 3.3%
	Insurance — 3.3%
	Generali	118,228	3,344,893
	Legal & General Group plc	1,643,600	4,728,416
	NN Group NV	264,961	11,546,523
			19,619,832
	Materials — 5.1%
	Chemicals — 2.5%
	Akzo Nobel NV	64,367	3,864,456

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Fertiglobe plc	2,294,190	$ 1,530,272
	LyondellBasell Industries NV Class A	82,904	6,157,280
	OCI NV	279,469	3,130,812
	Metals & Mining — 1.9%
	BHP Group Ltd.	370,500	9,069,647
	Glencore plc	475,000	2,101,501
[a,c]	GMK Norilskiy Nickel PAO	3,070,000	0
[a,c]	Severstal PAO GDR	236,300	0
	Paper & Forest Products — 0.7%
	Mondi plc	290,908	4,341,117
			30,195,085
	Media & Entertainment — 3.4%
	Entertainment — 0.7%
[a]	Sea Ltd. ADR	36,900	3,915,090
	Interactive Media & Services — 2.3%
	Meta Platforms, Inc. Class A	15,200	8,899,752
	Tencent Holdings Ltd.	91,600	4,918,105
	Media — 0.4%
	Schibsted ASA Class A	78,389	2,423,150
			20,156,097
	Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
	Pharmaceuticals — 4.7%
	Bristol-Myers Squibb Co.	38,400	2,171,904
	Pfizer, Inc.	433,052	11,488,869
	Roche Holding AG	49,031	13,709,392
			27,370,165
	Semiconductors & Semiconductor Equipment — 2.0%
	Semiconductors & Semiconductor Equipment — 2.0%
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	58,182	11,490,363
			11,490,363
	Software & Services — 2.6%
	Information Technology Services — 0.3%
[a]	Shopify, Inc. Class A	17,500	1,860,775
	Software — 2.3%
	Microsoft Corp.	10,700	4,510,050
	Open Text Corp.	128,100	3,625,245
[a]	ServiceNow, Inc.	5,000	5,300,600
			15,296,670
	Technology Hardware & Equipment — 4.1%
	Communications Equipment — 1.7%
	Cisco Systems, Inc.	174,100	10,306,720
	Electronic Equipment, Instruments & Components — 0.8%
	Keyence Corp.	11,000	4,471,185
	Technology Hardware, Storage & Peripherals — 1.6%
	Samsung Electronics Co. Ltd.	262,525	9,368,678
			24,146,583
	Telecommunication Services — 7.1%
	Diversified Telecommunication Services — 6.6%
	AT&T, Inc.	841,453	19,159,885
	Orange SA	1,986,323	19,809,919
	Wireless Telecommunication Services — 0.5%
	Vodafone Group plc	3,450,000	2,949,914
			41,919,718
	Transportation — 1.5%
	Air Freight & Logistics — 1.5%
	Deutsche Post AG	241,827	8,537,064
			8,537,064

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Utilities — 8.8%
	Electric Utilities — 5.1%
	Endesa SA	514,135	$ 11,061,408
	Enel SpA	2,620,862	18,702,919
	Gas Utilities — 1.7%
	Snam SpA	2,221,272	9,846,348
	Independent Power and Renewable Electricity Producers — 0.6%
	Capital Power Corp.	82,619	3,662,376
	Multi-Utilities — 1.4%
	E.ON SE	733,184	8,540,163
			51,813,214
	Total Common Stock (Cost $413,668,626)		360,410,891
	Preferred Stock — 1.3%
	Capital Goods — 0.3%
	Trading Companies & Distributors — 0.3%
[d,e]	WESCO International, Inc. Series A 10.625% (5-Yr. CMT + 10.330%), 6/22/2025	63,749	1,626,875
			1,626,875
	Financial Services — 1.0%
	Capital Markets — 1.0%
[c]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	106,000	2,629,860
[c,e]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	152	3,605,288
			6,235,148
	Total Preferred Stock (Cost $7,836,601)		7,862,023
	Asset Backed Securities — 3.4%
	Auto Receivables — 0.9%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 1,005,840	1,022,010
	Carvana Auto Receivables Trust,
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	379,292
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	666,418
[b]	Series 2022-P1 Class XS, due 1/10/2029	55,032,857	219,999
	JPMorgan Chase Bank NA - CACLN,
[b]	Series 2020-1 Class R, 33.784% due 1/25/2028	199,455	201,353
[b]	Series 2020-2 Class R, 31.355% due 2/25/2028	420,386	423,872
[b,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.248% (SOFR30A + 2.65%) due 11/15/2027	1,500,000	1,504,521
[b]	Lendbuzz Securitization Trust, Series 2022-1A Class A, 4.22% due 5/17/2027	576,618	573,140
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	162,785
			5,153,390
	Credit Card — 0.7%
[b]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	2,000,000	2,011,003
[b]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	2,000,000	2,002,772
			4,013,775
	Other Asset Backed — 1.8%
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	685,759	643,293
[b]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	2,437,500	2,334,165
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	623,327
[b,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.975% (SOFR30A + 2.25%) due 12/25/2051	1,967,962	1,967,953
[b]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	913,232
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	277,668
	Mosaic Solar Loan Trust,
[b]	Series 2018-2GS Class D, 7.44% due 2/22/2044	1,956,554	1,793,771
[b]	Series 2021-3A Class R, due 6/20/2052	8,500,000	320,110
[e]	Prosper Marketplace Issuance Trust Series 2019-4A Class CERT, due 2/17/2026	44,850	13,839
	Upstart Pass-Through Trust,
[b]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	142,204	139,034
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	766,581
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	895,005
[b]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	13,064	13,072

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			10,701,050
	Total Asset Backed Securities (Cost $22,771,835)		19,868,215
	Corporate Bonds — 14.1%
	Banks — 0.3%
	Banks — 0.3%
[d,e]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	$ 2,000,000	$ 1,891,840
			1,891,840
	Commercial & Professional Services — 0.8%
	Commercial Services & Supplies — 0.8%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	455,400
	CoreCivic, Inc., 8.25% due 4/15/2029	1,867,000	1,974,035
	GEO Group, Inc., 8.625% due 4/15/2029	2,000,000	2,111,620
			4,541,055
	Consumer Durables & Apparel — 0.3%
	Household Durables — 0.3%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	1,500,000	1,476,630
			1,476,630
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[b]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,979,260
			1,979,260
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,493,520
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	2,000,000	2,074,480
			3,568,000
	Energy — 1.2%
	Oil, Gas & Consumable Fuels — 1.2%
[b]	CITGO Petroleum Corp., 7.00% due 6/15/2025	3,000,000	3,002,550
[f]	Petroleos Mexicanos, 6.75% due 9/21/2047	3,000,000	2,055,090
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	1,991,460
			7,049,100
	Equity Real Estate Investment Trusts (REITs) — 0.5%
	Diversified REITs — 0.5%
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,762,100
			2,762,100
	Financial Services — 2.0%
	Capital Markets — 0.5%
[b]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	3,000,000	2,900,520
	Consumer Finance — 0.7%
[b]	FirstCash, Inc., 6.875% due 3/1/2032	3,750,000	3,764,063
	Financial Services — 0.8%
[b]	Antares Holdings LP, 3.95% due 7/15/2026	2,000,000	1,941,160
[b]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,985,750
			11,591,493
	Food, Beverage & Tobacco — 2.0%
	Beverages — 1.5%
[b,f]	Bacardi Ltd., 5.15% due 5/15/2038	3,000,000	2,752,620
[b,f]	Becle SAB de CV, 2.50% due 10/14/2031	2,500,000	1,995,200
[b,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	2,000,000	1,897,500
[c]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	2,000,000	2,000,000
	Food Products — 0.5%
[b]	Post Holdings, Inc., 5.50% due 12/15/2029	3,000,000	2,903,280
			11,548,600

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
	Tenet Healthcare Corp., 6.75% due 5/15/2031	$ 3,000,000	$ 3,030,960
			3,030,960
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Scotts Miracle-Gro Co., 4.375% due 2/1/2032	1,500,000	1,307,205
			1,307,205
	Insurance — 0.6%
	Insurance — 0.6%
[e]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	2,500,000	2,469,850
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	1,000,000	854,750
			3,324,600
	Materials — 1.4%
	Containers & Packaging — 0.3%
[b]	Matthews International Corp., 8.625% due 10/1/2027	1,750,000	1,816,500
	Metals & Mining — 1.1%
[f]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,000,000	2,001,200
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	3,000,000	2,988,210
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,258,905
			8,064,815
	Media & Entertainment — 1.4%
	Media — 1.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.50% due 5/1/2032	1,357,000	1,168,553
	4.50% due 5/1/2032	2,000,000	1,722,260
[b]	Sirius XM Radio LLC, 5.50% due 7/1/2029	2,500,000	2,398,475
[b,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	3,000,000	2,915,220
			8,204,508
	Real Estate Management & Development — 0.3%
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	2,000,300
			2,000,300
	Software & Services — 0.8%
	Information Technology Services — 0.5%
[b]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,887,740
	Internet Software & Services — 0.3%
[b,f]	Prosus NV, 4.027% due 8/3/2050	3,000,000	2,017,470
			4,905,210
	Utilities — 0.9%
	Electric Utilities — 0.9%
[b,f]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,899,280
[f]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,320,000	2,893,712
[b]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	508,611	504,130
			5,297,122
	Total Corporate Bonds (Cost $82,851,125)		82,542,798
	Other Government — 1.3%
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	170,000,000	2,994,433
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	126,975,000	2,377,460
[b,f]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,252,635
	Total Other Government (Cost $7,649,184)		7,624,528
	U.S. Treasury Securities — 2.4%
	U.S. Treasury Inflation-Indexed Bonds,
	0.25%, 2/15/2050	2,455,540	1,431,311

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	1.50%, 2/15/2053	$ 2,654,725	$ 2,126,580
	2.125%, 2/15/2054	3,085,530	2,857,370
	U.S. Treasury Strip Coupon,
	6.132%, 2/15/2040	6,750,000	3,155,026
	7.025%, 2/15/2042	1,300,000	545,549
	7.07%, 5/15/2041	1,775,000	773,480
	7.374%, 8/15/2039	2,750,000	1,323,958
	7.567%, 2/15/2044	2,500,000	952,176
	7.573%, 2/15/2046	3,105,000	1,070,783
	Total U.S. Treasury Securities (Cost $15,304,446)		14,236,233
	U.S. Government Agencies — 0.2%
[b,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	1,000,000	987,330
	Total U.S. Government Agencies (Cost $1,015,736)		987,330
	Mortgage Backed — 9.7%
[b,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,542,794	1,448,408
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	2,162,687	2,130,038
[b,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	1,829,307	1,791,634
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	350,000	187,691
[b,e]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	194,288	67,385
[b]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	1,600,000	1,643,291
[b,e]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.227% (TSFR1M + 3.83%) due 8/15/2026	1,924,528	1,725,170
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	2,003,449
[b,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,350,999	1,307,151
	Federal Home Loan Mtg Corp.,
[e]	Pool 760027, 4.38% (5-Yr. CMT + 1.380%) due 11/1/2047	299,392	289,780
[e]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	3,174,198	2,782,910
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD8373, 6.00% due 11/1/2053	3,403,102	3,420,791
	Pool SD8469, 5.50% due 10/1/2054	3,603,352	3,555,745
	Federal National Mtg Assoc.,
[e]	Pool BJ4423, 4.985% (5-Yr. CMT + 1.360%) due 1/1/2048	233,300	227,756
[e]	Pool BK4138, 5.475% (5-Yr. CMT + 1.600%) due 4/1/2048	377,104	375,650
[e]	Pool BN7152, 7.035% (H15T1Y + 2.16%) due 11/1/2047	360,337	367,231
[e]	Pool BN7153, 6.41% (H15T1Y + 2.16%) due 4/1/2048	272,030	277,077
[e]	Pool BP0632, 6.445% (H15T1Y + 2.07%) due 7/1/2049	108,181	108,745
[e]	Pool CB2214, 1.524% (2.20% - SOFR30A) due 11/1/2051	2,548,107	2,301,272
	Federal National Mtg Assoc., UMBS Collateral, Pool MA5166, 6.00% due 10/1/2053	1,167,333	1,173,400
[b,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	753,746	686,939
[b]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	2,000,000	2,002,749
[b,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.716% due 5/25/2065	3,000,000	2,849,230
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	1,229,476	1,216,418
[b,e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	2,455,000	2,476,420
[b]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	2,000,000	1,990,383
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-11 Class B5, 3.02% due 1/25/2052	695,313	509,851
[b,e]	Series 2021-11 Class B6, 2.775% due 1/25/2052	830,323	406,300
[b,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,507,459	1,496,303
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,e,g]	Series 2021-INV2 Class AX1, 0.117% due 8/25/2051	94,480,506	452,118
[b,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,473,635	257,526
[b,e]	Series 2021-INV2 Class B5, 3.317% due 8/25/2051	306,203	223,381
[b,e]	Series 2021-INV2 Class B6, 3.263% due 8/25/2051	1,485,499	769,984
[b,e,g]	Series 2021-INV3 Class AX1, 0.16% due 10/25/2051	24,885,327	173,814
[b,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,019,913	53,736
[b,e]	Series 2021-INV3 Class B5, 3.21% due 10/25/2051	92,892	68,196
[b,e]	Series 2021-INV3 Class B6, 2.47% due 10/25/2051	406,859	215,473

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	MFA Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	$ 750,000	$ 636,623
[e]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	1,464,128	1,466,803
[b]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	1,989,231	2,055,251
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e,g]	Series 2021-INV1 Class AX1, 0.748% due 6/25/2051	30,317,592	1,092,698
[b,e]	Series 2021-INV1 Class B5, 3.248% due 6/25/2051	354,143	270,394
[b,e]	Series 2021-INV1 Class B6, 2.924% due 6/25/2051	634,537	365,425
[b,e]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	1,455,773	1,454,472
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	2,155,102	1,759,864
[b,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	1,239,633	1,237,536
[b,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.661% (TSFR1M + 1.26%) due 5/15/2038	1,043,000	1,019,040
[b,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	1,500,000	1,007,592
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	25,924,225	723,325
[b,e]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	490,736	376,322
[b,e]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	387,915	288,659
[b,e]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	297,418	134,841
	Total Mortgage Backed (Cost $58,338,973)		56,922,240
	Short-Term Investments — 6.2%
[h]	Thornburg Capital Management Fund	3,642,864	36,428,639
	Total Short-Term Investments (Cost $36,428,639)		36,428,639
	Total Investments — 100.1% (Cost $645,865,165)		$586,882,897
	Liabilities Net of Other Assets — (0.1)%		(377,352)
	Net Assets — 100.0%		$586,505,545

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT DECEMBER 31, 2024
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTION – (0.0)%
SOFTWARE & SERVICES – (0.0)%
ServiceNow, Inc.	JPM	2,500	USD	1,110.00	1/17/2025	USD	2,650,300	$ 52,250	$ (19,964)

TOTAL								$52,250	$(19,964)

*	Counterparty includes JPMorgan Chase Bank, N.A. ("JPM").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Trust’s portfolio was $121,440,189, representing 20.71% of the Trust’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024(Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SBA	Small Business Administration
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will beconsidered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2024 (Unaudited)

Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$23,605,559	$40,319,032	$(27,495,952)	$-	$-	$36,428,639	$336,529